Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cost of Revenue [Abstract]
Content-related costs	¥ 390,885	$ 60,078	¥ 269,313	¥ 184,635
Depreciation and amortization	41,579	6,391	42,570	43,160
Bandwidth and internet data center	89,889	13,816	51,766	38,893
VAT and surcharges	484,811	74,513	349,373	269,491
Cost of sales, including tax	351,521	54,028	1,680,143	132,942
Cost of revenues	¥ 1,358,685	$ 208,826	¥ 2,393,165	¥ 669,121